Components Of Properties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total properties	$ 1,059.4	$ 1,095.5
Land
Property, Plant and Equipment [Line Items]
Total properties	2.8	3.2
Building
Property, Plant and Equipment [Line Items]
Total properties	80.1	86.1
Machinery and Office Equipment
Property, Plant and Equipment [Line Items]
Total properties	644.9	677.8
Internal-Use Software
Property, Plant and Equipment [Line Items]
Total properties	257.7	244.6
Rental Equipment
Property, Plant and Equipment [Line Items]
Total properties	$ 73.9	$ 83.8